Leases (Notes)	12 Months Ended
Dec. 26, 2020
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]	LeasesThe Company's lease portfolio primarily consists of leases for its retail store locations and office space. The Company also leases certain office equipment and vehicles under finance leases. The Company subleases some of its real estate and equipment leases. The Company determines if an arrangement is a lease at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Company obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets; the Company recognizes expense for these leases on a straight-line basis over the lease term. For leases with an initial term in excess of 12 months, lease right-of-use assets and lease liabilities are recognized based on the present value of the future lease payments over the committed lease term at the lease commencement date. The Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate and the information available at the lease commencement date in determining the present value of future lease payments. Most leases include one or more options to renew and the exercise of renewal options is at the Company’s sole discretion. The Company does not include renewal options in its determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease right-of-use assets are periodically reviewed for impairment losses. The Company uses the long-lived assets impairment guidance in ASC Subtopic 360-10, “Property, Plant, and Equipment - Overall,” to determine whether a right-of-use asset is impaired, and if so, the amount of the impairment loss to recognize.
The Company has lease agreements with lease and non-lease components, which the Company elects to combine as one lease component for all classes of underlying assets. Non-lease components include variable costs based on actual costs incurred by the lessor related to the payment of real estate taxes, common area maintenance, and insurance. These variable payments are expensed as incurred as variable lease costs.

The finance lease right of use assets and lease liabilities are included in property, plant and equipment, current installments of long-term debt, and long-term debt, respectively. These leases are immaterial to the financial statements.

The lease costs for leases that were recognized in the accompanying consolidated statement of operations for the year ended December 26, 2020 and the Transition Period were as follows:

(In thousands)	12/26/2020	Transition Period
Operating lease costs	$94,387	$9,509
Short-term operating lease costs	2,495	4,777
Variable operating lease costs	14,137	2,366
Sublease income	(868)	(654)
Total operating lease costs	$110,151	$15,998

As of December 26, 2020, maturities of lease liabilities were as follows:

(In thousands)	Operating leases
2021	$177,350
2022	153,792
2023	123,995
2024	89,943
2025	56,039
Thereafter	85,208
Total undiscounted lease payments	686,327
Less interest	157,019
Present value of lease liabilities	$529,308

Information regarding the weighted-average remaining lease term and the weighted-average discount rate for leases as of December 26, 2020, included a weighted-average remaining lease term of 4.7 years for operating leases and a weighted-average discount rate of 11.17% for operating leases, respectively.

The following represents other information pertaining to the Company's lease arrangements for the year ended December 26, 2020:

(In thousands)	12/26/2020
Non-cash information on lease liabilities arising from right-of-use assets (1)	$157,007
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87,399
(1) The majority of the lease liabilities arising from right-of-use assets were a result of the American Freight Acquisition, see further discussion in "Note 2 - Acquisitions".